EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Exploration and evaluation assets, beginning of period	$ 15,633	$ 2,112
Acquisition costs		13,623
Costs incurred subsequent to acquisition		31
Change in reclamation and remediation provision	(568)	(133)
Exploration and evaluation assets, end of period	15,065	15,633
Santa Rosa Property [Member]
Exploration and evaluation assets, beginning of period	988	988
Acquisition costs		0
Costs incurred subsequent to acquisition		0
Change in reclamation and remediation provision	0	0
Exploration and evaluation assets, end of period	988	988
El Horcon Property [Member]
Exploration and evaluation assets, beginning of period	1,124	1,124
Acquisition costs		0
Costs incurred subsequent to acquisition		0
Change in reclamation and remediation provision	0	0
Exploration and evaluation assets, end of period	1,124	1,124
Coricancha [Member]
Exploration and evaluation assets, beginning of period	13,521	0
Acquisition costs		13,623
Costs incurred subsequent to acquisition		31
Change in reclamation and remediation provision	(568)	(133)
Exploration and evaluation assets, end of period	$ 12,953	$ 13,521